Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories are summarized as follows:

	December 31
	2020	2019
	(Millions of yen)
Finished goods	352,513	367,332
Work in process	160,696	165,399
Raw materials	49,598	52,025

	562,807	584,756